Share-based Compensation - Summary of Stock Options and Changes (Management Equity Stock Option Plan) (Detail) - 12 months ended Dec. 31, 2017 - Management Equity Stock Option Plan [Member]
$ in Millions
	USD ($) € / shares shares	€ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2017 | shares	2,534,272
Stock options, Granted | shares	0
Stock options, Exercised | shares	2,302,348
Stock options, Forfeited | shares	0
Stock options, Expired | shares	0
Stock options, Outstanding at December 31, 2017 | shares	231,924
Stock options, Exercisable at December 31, 2017 | shares	231,924
Weighted average exercise price, Outstanding at January 1, 2017 | € / shares	€ 23.67
Weighted average exercise price, Granted | € / shares	0
Weighted average exercise price, Exercised | € / shares	22.46
Weighted average exercise price, Forfeited | € / shares	0
Weighted average exercise price, Expired | € / shares	0
Weighted average exercise price, Outstanding at December 31, 2017 | € / shares	€ 35.72
Weighted average exercise price, Exercisable at December 31, 2017 | € / shares		€ 35.72
Weighted average remaining contractual term, Outstanding at December 31, 2017	8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2017	8 months 12 days
Aggregate intrinsic value, Outstanding at December 31, 2017 | $	€ 14
Aggregate intrinsic value, Exercisable at December 31, 2017 | $	€ 14